Summary of Allowance and Loans Individually and Collectively Evaluated for Impairment (Detail) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Loans And Allowance For Loan By Class Individually And Collectively Evaluated For Impairment [Line Items]
Allowance Individually Evaluated for Impairment	$ 787,000	$ 2,548,000		$ 3,090,000
Allowance Collectively Evaluated for Impairment	7,840,000	7,807,000		7,252,000
Total Allowance for Credit Losses	8,627,000	10,355,000	10,146,000	10,342,000	8,879,000
Loans Individually Evaluated for Impairment	25,191,000	29,875,000		48,587,000
Loans Collectively Evaluated for Impairment	719,656,000	674,860,000		582,154,000
Total Loans before Unearned Income	744,847,000	704,735,000		630,741,000
Financing receivable recorded investment not accruing interest		14,500,000		20,700,000
Unearned income	(1,786,000)	(1,569,000)		(1,241,000)
Financing receivable, recorded investment, 90 days past due and still accruing	1,040,000	414,000		455,000
Total Loans Net of Unearned Income	743,061,000	703,166,000		629,500,000
Financing receivable average recorded investment nonaccrual status		17,300,000		22,100,000
Minimum amount of impaired loans or relationships	250,000
Construction and Land Development [Member]
Schedule Of Loans And Allowance For Loan By Class Individually And Collectively Evaluated For Impairment [Line Items]
Allowance Individually Evaluated for Impairment	142,000	1,166,000		713,000
Allowance Collectively Evaluated for Impairment	588,000	364,000		385,000
Total Allowance for Credit Losses	730,000	1,530,000	1,252,000	1,098,000	1,002,000
Loans Individually Evaluated for Impairment	4,194,000	5,777,000		8,865,000
Loans Collectively Evaluated for Impairment	43,623,000	41,773,000		35,991,000
Total Loans before Unearned Income	47,817,000	47,550,000		44,856,000
Financing receivable, recorded investment, 90 days past due and still accruing	0	0		0
Farmland [Member]
Schedule Of Loans And Allowance For Loan By Class Individually And Collectively Evaluated For Impairment [Line Items]
Allowance Individually Evaluated for Impairment	0	0		0
Allowance Collectively Evaluated for Impairment	22,000	17,000		50,000
Total Allowance for Credit Losses	22,000	17,000	36,000	50,000	65,000
Loans Individually Evaluated for Impairment	0	0		0
Loans Collectively Evaluated for Impairment	14,168,000	9,826,000		11,182,000
Total Loans before Unearned Income	14,168,000	9,826,000		11,182,000
Financing receivable, recorded investment, 90 days past due and still accruing	0	0		0
1- 4 Family [Member]
Schedule Of Loans And Allowance For Loan By Class Individually And Collectively Evaluated For Impairment [Line Items]
Allowance Individually Evaluated for Impairment	41,000	25,000		91,000
Allowance Collectively Evaluated for Impairment	1,713,000	1,949,000		2,148,000
Total Allowance for Credit Losses	1,754,000	1,974,000	2,258,000	2,239,000	1,917,000
Loans Individually Evaluated for Impairment	2,860,000	2,868,000		2,126,000
Loans Collectively Evaluated for Impairment	108,763,000	100,896,000		85,347,000
Total Loans before Unearned Income	111,623,000	103,764,000		87,473,000
Financing receivable, recorded investment, 90 days past due and still accruing	385,000	414,000		455,000
Multifamily [Member]
Schedule Of Loans And Allowance For Loan By Class Individually And Collectively Evaluated For Impairment [Line Items]
Allowance Individually Evaluated for Impairment	400,000	304,000		244,000
Allowance Collectively Evaluated for Impairment	121,000	72,000		40,000
Total Allowance for Credit Losses	521,000	376,000	551,000	284,000	780,000
Loans Individually Evaluated for Impairment	1,339,000	1,951,000		7,302,000
Loans Collectively Evaluated for Impairment	13,066,000	11,820,000		7,553,000
Total Loans before Unearned Income	14,405,000	13,771,000		14,855,000
Financing receivable, recorded investment, 90 days past due and still accruing	0	0		0
Non-Farm Non-Residential [Member]
Schedule Of Loans And Allowance For Loan By Class Individually And Collectively Evaluated For Impairment [Line Items]
Allowance Individually Evaluated for Impairment	204,000	1,053,000		1,535,000
Allowance Collectively Evaluated for Impairment	2,632,000	2,554,000		2,131,000
Total Allowance for Credit Losses	2,836,000	3,607,000	3,159,000	3,666,000	2,980,000
Loans Individually Evaluated for Impairment	16,798,000	19,279,000		25,904,000
Loans Collectively Evaluated for Impairment	316,619,000	316,792,000		286,812,000
Total Loans before Unearned Income	333,417,000	336,071,000		312,716,000
Financing receivable, recorded investment, 90 days past due and still accruing	655,000	0		0
Real Estate [Member]
Schedule Of Loans And Allowance For Loan By Class Individually And Collectively Evaluated For Impairment [Line Items]
Allowance Individually Evaluated for Impairment	787,000	2,548,000		2,583,000
Allowance Collectively Evaluated for Impairment	5,076,000	4,956,000		4,754,000
Total Allowance for Credit Losses	5,863,000	7,504,000	7,256,000	7,337,000	6,744,000
Loans Individually Evaluated for Impairment	25,191,000	29,875,000		44,197,000
Loans Collectively Evaluated for Impairment	496,239,000	481,107,000		426,885,000
Total Loans before Unearned Income	521,430,000	510,982,000		471,082,000
Financing receivable, recorded investment, 90 days past due and still accruing	1,040,000	414,000		455,000
Agricultural [Member]
Schedule Of Loans And Allowance For Loan By Class Individually And Collectively Evaluated For Impairment [Line Items]
Allowance Individually Evaluated for Impairment	0	0		0
Allowance Collectively Evaluated for Impairment	40,000	46,000		64,000
Total Allowance for Credit Losses	40,000	46,000	50,000	64,000	125,000
Loans Individually Evaluated for Impairment	0	0		0
Loans Collectively Evaluated for Impairment	31,256,000	21,749,000		18,476,000
Total Loans before Unearned Income	31,256,000	21,749,000		18,476,000
Financing receivable, recorded investment, 90 days past due and still accruing	0	0		0
Commercial And Industrial [Member]
Schedule Of Loans And Allowance For Loan By Class Individually And Collectively Evaluated For Impairment [Line Items]
Allowance Individually Evaluated for Impairment	0	0		507,000
Allowance Collectively Evaluated for Impairment	1,734,000	2,176,000		1,981,000
Total Allowance for Credit Losses	1,734,000	2,176,000	2,357,000	2,488,000	1,407,000
Loans Individually Evaluated for Impairment	0	0		4,390,000
Loans Collectively Evaluated for Impairment	171,069,000	151,087,000		113,035,000
Total Loans before Unearned Income	171,069,000	151,087,000		117,425,000
Financing receivable, recorded investment, 90 days past due and still accruing	0	0		0
Consumer And Other [Member]
Schedule Of Loans And Allowance For Loan By Class Individually And Collectively Evaluated For Impairment [Line Items]
Allowance Individually Evaluated for Impairment	0	0		0
Allowance Collectively Evaluated for Impairment	175,000	208,000		233,000
Total Allowance for Credit Losses	175,000	208,000	191,000	233,000	314,000
Loans Individually Evaluated for Impairment	0	0		0
Loans Collectively Evaluated for Impairment	21,092,000	20,917,000		23,758,000
Total Loans before Unearned Income	21,092,000	20,917,000		23,758,000
Financing receivable, recorded investment, 90 days past due and still accruing	0	0		0
Unallocated [Member]
Schedule Of Loans And Allowance For Loan By Class Individually And Collectively Evaluated For Impairment [Line Items]
Allowance Individually Evaluated for Impairment	0	0		0
Allowance Collectively Evaluated for Impairment	815,000	421,000		220,000
Total Allowance for Credit Losses	815,000	421,000	292,000	220,000	289,000
Loans Individually Evaluated for Impairment	0	0
Loans Collectively Evaluated for Impairment	0	0
Total Loans before Unearned Income	0	0
Non-Real Estate [Member]
Schedule Of Loans And Allowance For Loan By Class Individually And Collectively Evaluated For Impairment [Line Items]
Allowance Individually Evaluated for Impairment	0	0		507,000
Allowance Collectively Evaluated for Impairment	2,764,000	2,851,000		2,498,000
Total Allowance for Credit Losses	2,764,000	2,851,000	2,890,000	3,005,000	2,135,000
Loans Individually Evaluated for Impairment	0	0		4,390,000
Loans Collectively Evaluated for Impairment	223,417,000	193,753,000		155,269,000
Total Loans before Unearned Income	223,417,000	193,753,000		159,659,000
Financing receivable, recorded investment, 90 days past due and still accruing	$ 0	$ 0		$ 0